As filed with the Securities and Exchange Commission on February 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

630-637-2724
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Accommodation and Food Services - 1.0%
Tim Hortons, Inc.	5,813	$339,363
Arts, Entertainment, and Recreation - 1.1%
International Game Technology	19,792	359,423
Construction - 1.1%
MasTec, Inc. (a)	10,921	357,335
Finance and Insurance - 18.6%
Allegion PLC (a)	1	44
American International Group, Inc.	27,258	1,391,521
Capital Bank Financial Corporation (a)	15,053	342,456
Capital One Financial Corporation	4,823	369,490
Central Pacific Financial Corporation	17,562	352,645
CIT Group, Inc.	6,722	350,418
CNO Financial Group, Inc.	20,048	354,649
E*TRADE Financial Corporation (a)	18,937	371,923
H & R Block, Inc.	12,168	353,359
Interactive Brokers Group, Inc.	13,970	340,030
Lincoln National Corporation	6,656	343,583
MetLife, Inc.	6,493	350,102
Nationstar Mortgage Holdings, Inc. (a)	8,555	316,193
NewStar Financial, Inc. (a)	21,306	378,607
Popular, Inc. (a)	12,045	346,053
Western Union Co.	20,337	350,813
		6,311,886
Health Care and Social Assistance - 2.2%
Davita Healthcare Partners, Inc. (a)	5,931	375,847
HCA Holdings, Inc. (a)	7,498	357,730
		733,577
Information - 20.5%
Catamaran Corporation (a)	7,440	353,251
Equinix, Inc. (a)	2,121	376,371
Facebook, Inc. - Class A (a)	7,269	397,324
Global Telecom & Technolgy, Inc. (a)	25,742	187,917
Liberty Global PLC-Series C (a)	4,334	365,443
Liberty Media Corporation (a)	2,240	328,048
Lions Gate Entertanment Corporation	10,721	339,427
Microsoft Corporation	17,890	669,623
NetEase, Inc. - ADR (a)	5,057	397,480
Netflix, Inc. (a)	963	354,548
Pandora Media, Inc. (a)	11,978	318,615
Qihoo 360 Technology Co., Ltd. - ADR (a)	4,164	341,656
Time Warner Cable, Inc.	5,047	683,869
Time Warner, Inc.	5,409	377,115
Twenty-First Century Fox, Inc.	20,247	712,289
Yahoo!, Inc. (a)	18,435	745,511
		6,948,487

Management of Companies and Enterprises - 1.0%
Morgan Stanley	10,836	339,817
Manufacturing - 36.3%
Agilent Technologies, Inc.	6,327	361,841
Allergan, Inc.	3,494	388,114
Apple, Inc.	645	361,916
Coca Cola Enterprises, Inc.	427	18,844
CVR Energy, Inc.	9,136	396,777
Dyax Corporation (a)	41,894	315,462
General Motors Company (a)	17,840	729,121
Gilead Sciences, Inc. (a)	9,087	682,888
Green Mountain Coffee Roasters, Inc.	5,031	380,243
Handy & Harman, Ltd. (a)	13,825	334,703
Harley-Davidson, Inc.	5,059	350,285
Ingersoll-Rand PLC	5,946	366,274
Kapstone Paper & Packaging Corporation (a)	6,375	356,108
Lear Corporation	4,152	336,187
Micron Technology, Inc. (a)	16,632	361,912
Motorola Solutions, Inc.	5,146	347,355
Patrick Industries, Inc. (a)	11,237	325,086
Pharmacyclics, Inc. (a)	5,464	577,982
Quad/Graphics, Inc.	13,176	358,783
QUALCOMM, Inc.	4,605	341,921
Resolute Forest Products, Inc. (a)	21,769	348,739
Revlon, Inc. (a)	13,194	329,322
Spectrum Brands Holdings, Inc.	4,803	338,852
Spirit AeroSystems Holdings, Inc. (a)	10,429	355,420
Theravance, Inc. (a)	9,071	323,381
Thermo Fisher Scientific, Inc.	3,361	374,247
TransDigm Group, Inc.	2,256	363,261
Valeant Pharmaceuticals International, Inc. (a)	18,561	2,179,061
		12,304,085
Mining, Quarrying, and Oil and Gas Extraction - 2.1%
Exco Resources, Inc.	62,832	333,638
SandRidge Energy, Inc. (a)	60,716	368,546
		702,184
Professional, Scientific, and Technical Services - 7.3%
DigitalGlobe, Inc. (a)	8,773	361,009
Mastercard, Inc.	444	370,944
Nielsen Holdings N.V.	8,152	374,095
priceline.com, Inc. (a)	869	1,010,126
The Interpublic Group of Companies, Inc.	19,488	344,938
		2,461,112
Real Estate and Rental and Leasing - 3.0%
Air Lease Corporation	21,465	667,132
Realogy Holdings Corporation (a)	7,197	356,036
		1,023,168
Retail Trade - 2.0%
Office Depot, Inc. (a)	64,184	339,533
Sprouts Farmers Market, Inc. (a)	8,948	343,872
		683,405
Transportation and Warehousing - 1.0%
Delta Air Lines, Inc.	12,965	356,148
Utilities - 1.0%
Dynegy, Inc. (a)	15,842	340,920

Wholesale Trade - 0.8%
Bluelinx Holdings, Inc. (a)	144,884	282,524
TOTAL COMMON STOCKS (Cost $31,096,867)		33,543,434

EXCHANGE TRADED FUNDS - 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	3,639	337,990
TOTAL EXCHANGE TRADED FUNDS (Cost $339,915)		337,990

MONEY MARKET FUNDS - 0.1%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio, 0.07% *
	35,248	35,248
TOTAL MONEY MARKET FUNDS (Cost $35,248)		35,248

RIGHTS - 0.0%
Exco Resources, Inc.	62,832	10,053
TOTAL RIGHTS (Cost $3,883)		10,053

Total Investments (Cost $31,475,913) - 100.1%		33,926,725
Liabilities in Excess of Other Assets - (0.1)%		(30,965)
TOTAL NET ASSETS - 100.0%		$33,895,760

*	Annualized seven-day yield as of December 31, 2013
(a)	Non-income producing security.
ADR	American Depository Receipt
	The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

	Cost of investments	$31,574,902
	Gross unrealized appreciation	2,659,480
	Gross unrealized depreciation	(307,657)
	Net unrealized depreciation	$2,351,823

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,543,434	$-	$-	$33,543,434
Exchange Traded Funds	337,990	-	-	337,990
Money Market Funds	35,248	-	-	35,248
Rights	10,053	-	-	10,053
Total Investments in Securities	$33,926,725	$-	$-	$33,926,725

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Michael A. Castino
Michael A. Castino, President

Date           2/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael A. Castino
Michael A. Castino, President

Date          2/21/2014

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, Treasurer

Date           2/21/2014

* Print the name and title of each signing officer under his or her signature.